STOCKHOLDERS DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Changes In Stockholders Equity Deficit Tables
Summary of stock option activity

A summary of stock option activity during the six months ended October 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2017	2,000,000	$0.35	4.85

Granted	-	$-
Canceled / Expired	(2,000,000)	$0.35
Exercised	-	$-

Outstanding, October 31, 2017	-	$-	-

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2015	2,000,000	$0.35	6.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2017	2,000,000	$0.35	4.85

Summary of warrant activity

A summary of warrant activity during the six months ended October 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2017	395,261,211	$0.01	4.91

Granted	8,871,602	$0.01
Canceled / Expired	(210,000)	$0.01
Exercised	(353,360,492)	$0.01

Outstanding, October 31, 2017	50,562,321	$0.01	4.40

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2015	564,000	$ 0..25	0.50

Granted	11,512,170	$0.01
Canceled / Expired	(554,000)	$0.26
Exercised	-	-

Outstanding and exercisable, April 30, 2016	11,522,170	$0.01	5.91

Granted	383,739,041	$0.01
Canceled / Expired	-
Exercised	-	-

Outstanding and exercisable, April 30, 2017	395,261,211	$0.01	4.90